Form N-1A Cover	Mar. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL ETF TRUST
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 18, 2025
Prospectus Date	Jan. 28, 2025
Supplement to Prospectus [Text Block]

Supplement to the

Summary Prospectus, Prospectus, and Statement of Additional Information (SAI),

each dated January 28, 2025

The Board of Trustees of Tidal ETF Trust has approved a change to the Fund’s ticker symbol. Effective March 21, 2025, the Fund’s ticker symbol will be changed from KRUZ to GOP. Accordingly, as of March 21, 2025, all references to the Fund’s ticker symbol in the Summary Prospectus, Prospectus, and SAI are hereby amended to reflect the Fund’s new ticker symbol, GOP.

Please retain this Supplement for future reference.